SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENT
SUBSEQUENT EVENT	21. SUBSEQUENT EVENT The Company has evaluated events up to the filing date of these consolidated financial statements and determined there are no subsequent event activity required disclosure.